Deposits from banks (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statistical Disclosure for Banks [Abstract]
Payables with credit card network	R$ 11,373,973	R$ 8,956,528
Securities sold under agreements to repurchase	3,023,399	1,725,852
IFRS Time Deposits	68,484	517,072
Others liabilities with financial institutions	119,848	120,125
Liabilities with Financial and Similar Institutions	R$ 14,585,704	R$ 11,319,577